ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	1 Months Ended
	Sep. 28, 2023	Dec. 31, 2024
Share exchange agreement description	ESG entered into a share exchange agreement with Funan Allied United Farmer Products Co., Ltd., a China corporation incorporated in May 2017 (“AUFP”), and 74.52% of shareholders of AUFP, (each a “Shareholder,” and collectively, the “Shareholders”), through Hainan ESG. Pursuant to such agreement, the Shareholders exchanged their equity of AUFP to Hainan ESG for shares of common stock of ESG, and ESG has agreed to offer the ESG shares. Following this transaction, AUFP became a 74.52% subsidiary of ESG through Hainan ESG.
AUFP [Member]
Ownership percentage		74.52%
AUFP [Member] | Mr. Zhi Yang [Member]
Ownership percentage		30.00%
AUFP [Member] | Zhihan [Member]
Ownership percentage		24.52%
AUFP [Member] | Mr. Chris Alonzo [Member]
Ownership percentage		10.00%
ESG [Member] | Zhihan [Member]
Ownership percentage		83.53%
ESG [Member] | Mr. Christopher Alonzo [Member]
Ownership percentage		5.40%